Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 11,433.8	$ 175.6	₨ 10,108.2	₨ 5,942.0
Gross realized losses on sale	(580.6)	(8.9)	(502.0)	(296.0)
Realized gains (losses), net	10,853.2	166.7	9,606.2	5,646.0
Dividends and interest	158,209.2	2,429.9	154,618.6	136,062.4
Total	₨ 169,062.4	$ 2,596.6	₨ 164,224.8	₨ 141,708.4